PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 95.4%

Australia — 2.7%
CSL Ltd.	38,358	$6,953,226

Canada — 9.3%
Alimentation Couche-Tard, Inc., Class B	358,295	8,439,906
CAE, Inc.	230,870	2,918,480
Canadian National Railway Co.	52,068	4,070,946
Constellation Software, Inc.	9,334	8,483,175

		23,912,507

China — 7.0%
Alibaba Group Holding Ltd. ADR*	57,191	11,122,506
Tencent Holdings Ltd.	88,506	4,374,640
Tencent Music Entertainment Group ADR*	237,741	2,391,675

		17,888,821

France — 12.5%
Air Liquide S.A.	51,761	6,607,167
EssilorLuxottica S.A.	42,252	4,473,424
LVMH Moet Hennessy Louis Vuitton S.E.	12,594	4,618,871
Safran S.A.	61,516	5,450,146
Teleperformance	28,666	5,937,215
Vinci S.A.	60,990	4,983,455

		32,070,278

Germany — 5.8%
adidas AG	26,249	5,828,000
SAP S.E.	81,652	9,116,285

		14,944,285

Hong Kong — 1.7%
Techtronic Industries Co., Ltd.	682,866	4,336,135

India — 2.5%
HDFC Bank Ltd.	220,757	2,515,778
Tata Consultancy Services Ltd.	162,086	3,899,311

		6,415,089

Ireland — 4.9%
Flutter Entertainment PLC	55,809	5,020,194
Medtronic PLC	84,392	7,610,471

		12,630,665

Italy — 1.5%
Ferrari N.V.	25,537	3,933,593

Japan — 4.4%
Asahi Group Holdings Ltd.	195,500	6,342,645
Keyence Corp.	15,150	4,870,916

		11,213,561

Netherlands — 8.4%
Adyen N.V.*	2,957	2,513,140
IMCD N.V.	40,046	2,873,607
Unilever N.V.	174,573	8,580,493
Wolters Kluwer N.V.	105,461	7,478,356

		21,445,596

Spain — 5.8%
Cellnex Telecom S.A.	121,334	5,504,015

	Number of Shares	Value†
Spain — (continued)
Grifols S.A.	280,395	$9,381,293

		14,885,308

Switzerland — 7.7%
Alcon, Inc.*	159,245	8,158,238
Nestle S.A.	114,440	11,714,970

		19,873,208

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	83,041	3,968,529

United Kingdom — 12.6%
Ashtead Group PLC	161,034	3,480,574
Diageo PLC	201,193	6,379,720
Halma PLC	83,251	1,955,233
London Stock Exchange Group PLC	52,873	4,729,786
RELX PLC	455,163	9,731,275
Rentokil Initial PLC	1,279,252	6,109,674

		32,386,262

United States — 7.1%
Mastercard, Inc., Class A	38,643	9,334,603
Mondelez International, Inc., Class A	175,122	8,770,110

		18,104,713

TOTAL COMMON STOCKS (Cost $244,333,666)		244,961,776

SHORT-TERM INVESTMENTS — 4.2%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $10,694,189)	10,694,189	10,694,189

TOTAL INVESTMENTS — 99.6% (Cost $255,027,855)		255,655,965
Other Assets & Liabilities — 0.4%		991,269

TOTAL NET ASSETS — 100.0%		$256,647,234

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

N.V. — Naamloze Vennootschap.

S.A. — Societe Anonyme.

PLC — Public Limited Company.

S.E. — Societas Europaea.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2020 ††

France	13%
United Kingdom	13
United States	11
Canada	9
Netherlands	8
Switzerland	8
China	7
Other	31

Total	100%

††	% of total investments as of March 31, 2020.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	3.4%	$8,368,626
Apparel	4.3%	10,446,871
Auto Manufacturers	1.6%	3,933,593
Banks	1.0%	2,515,778
Beverages	5.2%	12,722,365
Biotechnology	2.8%	6,953,226
Chemicals	3.9%	9,480,774
Commercial Services	8.9%	21,834,663
Computers	4.0%	9,836,526
Cosmetics & Personal Care	3.5%	8,580,493
Diversified Financial Services	5.7%	14,064,389
Electronics	0.8%	1,955,233
Engineering & Construction	4.3%	10,487,470
Entertainment	2.0%	5,020,194
Food	8.4%	20,485,080
Hand & Machine Tools	1.8%	4,336,135
Healthcare Products	8.3%	20,242,133
Internet	7.3%	17,888,821
Machinery - Diversified	2.0%	4,870,916
Media	3.1%	7,478,356
Pharmaceuticals	3.8%	9,381,293
Retail	3.4%	8,439,906
Semiconductors	1.6%	3,968,529
Software	7.2%	17,599,460
Transportation	1.7%	4,070,946

	100.0%	$244,961,776